Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document And Entity Information [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	Cassava Sciences, Inc.
Entity Central Index Key	0001069530